Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties	Transactions with Related Parties
A. The Managers

The Company enters from time to time into management agreements with the Managers for the provision of executive officers and management services to vessel-owning Subsidiaries. Pursuant to the management agreements, the vessel-owning Subsidiaries enter into separate ship management agreements with either one of the Managers under which chartering, operations, technical and accounting services are provided to the vessels. Pursuant to the management agreements, the Subsidiaries that have entered into agreements to acquire newbuild vessels are required to enter into supervision agreements with either one of the Managers. The Managers under these agreements receive fees (the “Fees”), comprising of ship management fees (the “Ship Management Fees”), supervision fees (the “Supervision Fees”) and sale and purchase commissions (the “Commissions”). The Managers are related parties that are controlled by Polys Hajioannou.

On May 29, 2018, following the expiration of the old management agreements, Safe Bulkers signed new management agreements with the Original Managers (the “Original Management Agreements”). The Original Management Agreements had an initial term of three years expiring on May 29, 2021 and could be extended for two additional terms of three years each. The fees provided by the Original Management Agreements were fixed until May 29, 2021 and could be adjusted for a subsequent term of three years each time on May 29, 2021 and May 29, 2024 upon mutual agreement with the Original Managers. On May 29, 2021, the Company and the Original Managers agreed to extend the term of the Original Management Agreements until May 29, 2024. On April 1, 2022, Safe Bulkers signed a new management agreement with the New Manager, and together with the Original Management Agreements, the "Management Agreements". On May 29, 2024, the term of the Management Agreements were extended for an additional three-year period, until May 29, 2027.

In accordance with the Management Agreements, the Managers receive:

•Ship Management Fees comprised of a daily ship management fee of €950 per vessel, payable monthly in arrears to the respective Manager and an annual ship management fee of €5,000,000 payable quarterly in arrears to one of the Managers. For the three-year period from May 29, 2021 to May 28, 2024 the daily ship management fee was €875 per vessel and the annual ship management fee was €3,500,000.
•Supervision Fees of $550 with respect to each newbuild for the services rendered by one of the Managers under the supervision agreement of which 50% is payable upon the signing of the relevant supervision agreement, and 50% is payable upon successful completion of the sea trials of each newbuild.
•Commissions equal to 1.00% calculated on the price set forth in the memorandum of agreement or other sale and purchase newbuild contract, or any other vessel bought or sold by the Company, payable upon final delivery of such vessel to the relevant purchaser. No commissions are charged on sale and lease back transactions.

The Ship Management Fees are recorded in Management Fee to Related Parties within General and Administrative Expenses (refer to Note 14). The Commissions on purchase of newbuilds or second-hand vessels and the Supervision Fees are recorded initially in Advances for vessels (refer to Note 5). The Commissions on sale are recorded in Gain or Loss on sale of assets, as the case may be.
Amounts due from/to the Managers under the management agreements were $829 receivable, representing the USD equivalent value of the European Union ("EU") allowances ("EUAs"), deriving from the EU Emissions Trading System ("EU ETS"), held by our Managers on behalf of the Company, and $33 payable as of December 31, 2024 and $2,320 receivable, representing the USD equivalent value of the EUAs and the USD equivalent value of the penalties deriving from penalty mechanism (the “Fuel EU”) for the reduction of carbon content in fuels, held by our Managers on behalf of the Company, and $27 payable as of December 31, 2025.
The Fees charged by our Managers comprised the following:

	Year Ended December 31,
	2023	2024	2025
Ship Management Fees	$19,199	$21,357	$24,051
Supervision Fees	3,575	1,100	825
Commissions	2,157	2,150	610

B. Credit Facility

During 2022, Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou entered into a credit facility (refer to Note 6) with a financial institution for an amount up to $80,000 secured by the vessels owned by the respective subsidiaries. During 2023, Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou agreed with that financial institution the extension of the tenor by six months, from June 2028 to December 2028, and changes in the margin of the credit facility. During 2023, the vessel owned by Kerasies was released from the security package, and during 2024, the vessel owned by Marathassa was released from the security package, in both cases without any amendment to the terms of the facility. In September 2025, the vessel owned by Pemer was released from the security package and the availability of the revolving credit facility was reduced by $3,663. One of the independent members of the board of directors of the Company currently serves as the Chief Executive Officer of this financial institution. All above transactions were evaluated and approved by the board of directors of the Company excluding that independent member of the board of directors of the Company.

C. Principal Executive Office Lease

The Company leases office space from a company controlled by Polys Hajioannou, at Apt. D11, Les Acanthes, 6, Avenue des Citronniers, MC98000 Monaco, where our principal executive office is established. The office space lease contract was for a period from February, 2014 until February, 2023 with an annual lease payment initially agreed in 2014 in the amount of €63,000, adjusted annually based on the cost of construction as published in the National Institute of Statistics & Economic Studies of Monaco, plus expenses. In January, 2023, the office space lease contract was renewed with an annual lease payment in the amount of €86,400, equivalent to $101 as of December 31, 2025, adjusted annually based on the cost of construction as published in the National Institute of Statistics & Economic Studies of Monaco, plus expenses, and is recorded in “General and administrative expenses” in the Consolidated Statements of Income.